Stockholders' Deficit - Debt Conversion - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	May 03, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount						$ 17,934
Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares		59,928	66,066	77,973
Restructured Debt [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares						49,526
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount						$ 2,100
Number of shares issued upon conversion of debt						1,660,530
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted	256,744
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Series AB Preferred Stock [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted					256,744
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 16,500
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted	4,649,859
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member] | Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 16,500
Number of shares issued upon conversion of debt	8,609,824				8,609,824
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member] | Series AB Preferred Stock [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted					4,649,859
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt extinguished	$ 700
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion of debt	1,660,530
Conversion to Common Stock, shares	49,526
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member] | Common Stock [Member] | Scenario, Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares	49,526
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member] | Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 2,100